10. Net Loss per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net Loss Per Share Details
Net loss available for stockholders	$ (981,054)	$ (389,820)	$ (4,034,506)	$ (3,620,396)	$ (844,169)	$ (6,923,100)
Weighted average outstanding shares of common stock	137,153,770	84,142,499	123,840,788	80,677,522	84,894,351	64,586,781
Dilutive effect of stock options and warrants
Common stock and equivalents	84,143,586	84,143,586	80,677,887	80,677,887	84,894,351	64,586,781
Net loss per share - Basic and diluted	$ (0.01)	$ (0.005)	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.10)